Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of Share Capital	Changes during 2021 and 2022 are as follows:
	Number of shares
	2022	2021	2020
Issued and paid Ordinary Shares of NIS 0.02
Outstanding shares at the beginning of the year	13,706,328	11,119,303	7,711,666
Shares issued in public offering and private placements during the year	1,517,655	2,585,025	2,509,689
Share issued for warrants exercised during the year	-	-	12,375
Share issued for share options exercised during the year	-	2,000	51,000
Conversion of convertible loans during the year	-	-	834,573
Outstanding shares at the end of the year	15,223,983	13,706,328	11,119,303
Authorized	50,000,000	50,000,000	50,000,000

Schedule of Share Options Granted Subsequent	Information on the awards outstanding and the related weighted average exercise price as of and for the years ended December 31, 2022, 2021 and 2020 are presented in the table below:
	Year ended December 31, 2022		Year ended December 31, 2021		Year ended December 31, 2020
Relating to options:	Number of potential Ordinary shares	Exercise price range*	Number of potential ordinary shares	Exercise price range*	Number of potential ordinary shares	Exercise price range*
Outstanding at beginning of the year	739,514	NIS 23.4; USD 10.0	438,250	NIS 26; USD 10.0	323,600	USD 10.0
Granted	749,798	NIS 13.78 - NIS 80	342,264	NIS 14.18 – 23.4	230,750	NIS 26.0
Exercised**	-	-	(2,000)	USD 10.0	(43,000)	USD 10.0
Forfeited	(42,500)	NIS 13.78 – NIS 19.4	(29,500)	NIS 26; USD 10.0	(3,000)	USD 10.0
Expired	-	-	(9,500)	NIS 26; USD 10.0	(70,100)	USD 10.0
Outstanding at end of the year	1,446,812	NIS 13.78 – NIS 80	739,514	NIS 14.18; USD 10.0	438,250	NIS 26; USD 10
Exercisable at end of the year	486,874	NIS 14.18; USD 10.0	282,861	NIS 23.4; USD 10.0	175,800	USD 10.0
*	Per 1 Ordinary Share of NIS 0.02 par value. Exercise price is quoted in denominated currency, see relevant exchange rates in Note 13C.
**	Average share price for options exercised in 2021 – USD 9.6, for options exercised in 2020 – USD 12.0.

Schedule of Stock-Based Awards Outstanding	The following table summarizes information about stock-based awards outstanding at December 31, 2022 2021 and 2020
	Year ended December 31, 2022		Year ended December 31, 2021		Year ended December 31, 2020
Exercise price range	Number of potential Ordinary shares	Weighted average remaining contractual life (years)	Number of potential ordinary shares	Weighted average remaining contractual life (years)	Number of potential ordinary shares	Weighted average remaining contractual life (years)
NIS 13.78 – NIS 19.4	677,346	7.3	270,048	9.1	-	-
NIS 23.4 – NIS 26.0	274,466	2.8	274,466	3.8	230,750	4.5
USD 10	195,000	2.2	195,000	3.2	207,500	4.3
NIS 40; NIS 60; NIS 80	300,000	9.2	-	-	-	-
NIS 13.78 – NIS 80	1,446,812	6.1	739,514	5.6	438,250	4.4